Dear Shareholder:

  We are very pleased to present you with the annual report of Spirit of Amer-ica Investment fund for the year ended October 31, 2001. The fund had an ex-cellent year, the assets quadrupled, and the value of its shares appreciated substantially. In addition, the dividend payouts were among the best in the industry. We take particular pride in the fact that we significantly outperformed comparable mutual funds, as well as the Dow Jones Industrial, Standard & Poors and Nasdaq Indices.

  During 2001, we concentrated our interest in three main sectors. Due to a volatile economy, we sought investments in multi-family apartment REITs. We believed people would continue to rent rather than buy new homes. We invested in neighborhood strip shopping centers, anchored by drug and supermarket chains, rather than large enclosed malls, which depend on high priced depart-ment stores. Lastly, we invested in healthcare REITs, specifically hospitals and nursing care facilities, which are partially funded by Medicare and Medic-aid, not retirement communities and assisted living.

  We believe that we are well positioned to continue this performance through next year. In determining our investment strategies, we evaluate each market sector, the performance and outlook for the individual REIT and evaluate man-agement very closely. We then strive to execute these strategies ahead of the curve, before their potential value is reflected in the price of their shares. We believe that many of these companies remain undervalued and offer signifi-cant appreciation potential.

  We are grateful for your trust and strive to continue to fulfill your in-vestment objectives.

                                          Sincerely,

                                          /s/ David Lerner
                                          David Lerner
                                          President

Spirit of America Investment Fund, Inc.
Schedule of Investments                                         October 31, 2001
--------------------------------------------------------------------------------

                                                            Shares  Market Value
COMMON STOCKS -- 96.21%                                     ------- ------------

Apartments (REITS) -- 14.99%
Amli Residential Properties Trust..........................   8,300 $   193,639
Associated Estates Realty Corporation...................... 226,500   1,979,610
Cornerstone Realty Income Trust, Inc.......................  85,600     915,064
Equity Residential Properties Trust........................   8,600     223,170
Mid-America Apartment Communities, Inc.....................  88,500   2,175,330
Pennsylvania Real Estate Investment Trust..................  86,000   1,904,900
United Dominion Realty Trust, Inc..........................  52,000     743,080
                                                                    -----------
                                                                      8,134,793
                                                                    -----------

Diversified (REITS) -- 7.02%
BNP Residential Properties, Inc............................  60,500     620,730
Captec Net Lease Realty, Inc...............................  30,200     356,360
Colonial Properties Trust..................................   8,000     238,800
Duke-Weeks Realty Corporation..............................   4,000      92,200
FrontLine Capital Group *..................................     640          90
Hospitality Properties Trust...............................   4,000      99,240
PMC Commerical Trust.......................................   2,400      29,616
Sizeler Property Investors, Inc............................  72,200     651,244
U.S. Restaurant Properties, Inc............................ 120,600   1,724,580
Vornado Operating, Inc.*...................................     250         231
                                                                    -----------
                                                                      3,813,091
                                                                    -----------

Healthcare (REITS) -- 14.61%
Health Care Property Investors, Inc. ......................  31,400   1,168,708
Healthcare Realty Trust, Inc...............................  70,700   1,908,900
Health Care REIT, Inc......................................  72,300   1,872,570
LTC Healthcare, Inc.*......................................     400         408
National Health Investors, Inc.*...........................  15,000     209,850
National Health Realty, Inc................................  46,500     718,425
Nationwide Health Properties, Inc.......................... 100,800   1,985,760
OMEGA Healthcare Investors, Inc.*..........................   9,000      29,250
Senior Housing Properties Trust............................   2,700      34,290
                                                                    -----------
                                                                      7,928,161
                                                                    -----------

Industrial (REITS) -- 2.90%
Bedford Property Investors, Inc............................  13,000     265,980
Brandywine Realty Trust....................................  16,000     315,840
First Industrial Realty Trust, Inc.........................     900      24,750
Prime Group Realty Trust................................... 101,200     966,460
                                                                    -----------
                                                                      1,573,030
                                                                    -----------


                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Schedule of Investments                                         October 31, 2001
--------------------------------------------------------------------------------

                                                            Shares  Market Value
COMMON STOCKS -- continued                                  ------- ------------
Internet Content -- 0.00%
VelocityHSI, Inc.*.........................................   1,260  $       2
                                                                     ---------

Net Lease (REITS) -- 8.33%
Commercial Net Lease Realty................................ 170,900  2,216,573
iStar Financial, Inc.......................................  10,000    233,000
Lexington Corporate Properties Trust....................... 100,700  1,409,800
RFS Hotel Investors, Inc...................................  71,300    659,525
                                                                     ---------
                                                                     4,518,898
                                                                     ---------

Office Space (REITS) -- 17.75%
Corporate Office Properties Trust..........................  13,000    143,650
Crescent Real Estate Equities Company......................  83,400  1,468,674
Glenborough Realty Trust, Inc..............................  74,000  1,286,860
Highwoods Properties, Inc..................................  81,700  1,928,120
HRPT Properties Trust...................................... 108,300    882,645
Keystone Property Trust.................................... 141,800  1,758,320
Koger Equity...............................................  40,000    667,600
Mack-Cali Realty Corporation...............................  48,300  1,497,300
                                                                     ---------
                                                                     9,633,169
                                                                     ---------

Regional Malls (REITS) -- 11.56%
CBL & Associates Properties, Inc...........................   4,000    116,480
Crown American Realty Trust................................ 241,000  1,718,330
Glimcher Realty Trust...................................... 132,350  2,162,599
Macerich Company, The......................................  29,700    718,740
Mills Corporation..........................................  62,700  1,369,368
Simon Property Group, Inc..................................   6,000    165,000
Taubman Centers, Inc.......................................   2,000     26,920
                                                                     ---------
                                                                     6,277,437
                                                                     ---------
Shopping Centers (REITS) -- 15.41%
Burnham Pacific Properties, Inc............................  11,000     53,900
Center Trust, Inc..........................................  30,000    105,000
Developers Diversified Realty Corporation..................  66,500  1,210,300
Federal Realty Investment Trust............................   4,300     93,826
IRT Property Company.......................................  75,000    799,500
JDN Realty Corporation.....................................   6,000     63,720
JP Realty, Inc.............................................  48,700  1,022,700
Malan Realty Investors, Inc................................   5,000     35,550
New Plan Excel Realty Trust................................ 118,810  2,112,442
Price Legacy Corporation *.................................   2,200      6,776

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Schedule of Investments                                         October 31, 2001
--------------------------------------------------------------------------------

                                                            Shares  Market Value
COMMON STOCKS -- continued                                  ------- ------------

Shopping Centers (REITS) -- continued
Ramco-Gershenson Properties Trust.......................... 119,100 $ 1,938,948
Realty Income Corporation..................................  14,000     400,400
Saul Centers, Inc..........................................  27,000     518,400
                                                                    -----------
                                                                      8,361,462
                                                                    -----------
Storage (REITS) -- 3.64%
Shurgard Storage Centers, Inc., Cl A.......................   4,000     120,240
Sovran Self Storage, Inc...................................  57,400   1,629,012
Storage USA, Inc...........................................   5,600     224,840
                                                                    -----------
                                                                      1,974,092
                                                                    -----------
Total Investments -- 96.21%
(Cost $51,670,422**).......................................          52,214,135
Cash and Other Assets Net of Liabilities -- 3.79%..........           2,055,650
                                                                    -----------
NET ASSETS -- 100.00%......................................         $54,269,785
                                                                    ===========

 *  Non-income producing security
** Cost for Federal income tax purposes is $51,670,422, and net unrealized ap-preciation consists of:

         Gross unrealized appreciation............... $ 3,444,535
         Gross unrealized depreciation...............  (2,900,822)
                                                      -----------
         Net unrealized appreciation................. $   543,713
                                                      ===========


                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Statement of Assets and Liabilities                             October 31, 2001
--------------------------------------------------------------------------------

ASSETS
 Investments in securities at value (cost $51,670,422) (Note 1)... $52,214,135
 Cash.............................................................   1,887,760
 Receivables:
  Capital stock sold..............................................     841,040
  Dividends and interest..........................................     315,033
  From Advisor....................................................      20,003
  Other receivables...............................................         963
 Deferred organization costs (Note 1).............................      30,465
 Other assets.....................................................      15,340
                                                                   -----------
    TOTAL ASSETS..................................................  55,324,739
                                                                   -----------
LIABILITIES
 Payables:
  Securities purchased............................................     785,003
  Capital stock redeemed..........................................      47,804
 Accrued expenses.................................................     161,375
 Accrued distribution expense (Note 3)............................      17,111
 Due to Advisor...................................................      43,661
                                                                   -----------
    TOTAL LIABILITIES.............................................   1,054,954
                                                                   -----------
NET ASSETS........................................................ $54,269,785
                                                                   ===========
Class A Shares
 Net assets applicable to 5,433,268 outstanding $0.001 par value shares
  (500,000,000 authorized shares)................................. $48,015,441
                                                                   ===========
 Net asset value and redemption price per Class A Share
  ($48,015,441 / 5,433,268 shares)................................ $      8.84
                                                                   ===========
 Offering price per share ($8.84 / 0.9475)........................ $      9.33
                                                                   ===========
Class B Shares
 Net assets applicable to 696,300 outstanding $0.001 par value shares
  (500,000,000 authorized shares)................................. $ 6,254,344
                                                                   ===========
 Net asset value and offering price per Class B Share ($6,254,344
  / 696,300 shares)............................................... $      8.98
                                                                   ===========
 Redemption price per share ($8.98 x 0.9425)...................... $      8.46
                                                                   ===========
SOURCE OF NET ASSETS
 At October 31, 2001, net assets consisted of:
  Paid-in capital................................................. $53,868,869
  Accumulated net realized loss on investments....................    (142,797)
  Net unrealized appreciation on investments......................     543,713
                                                                   -----------
    NET ASSETS.................................................... $54,269,785
                                                                   ===========

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Statement of Operations                      For the Year Ended October 31, 2001
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends........................................................... $1,838,658
 Interest............................................................     30,994
                                                                      ----------
  TOTAL INVESTMENT INCOME............................................  1,869,652
                                                                      ----------
EXPENSES
 Investment advisory fees (Note 3)...................................    296,004
 Transfer agent fees.................................................    114,252
 Administration fees.................................................     63,290
 Distribution fees -- Class A (Note 3)...............................     78,932
 Distribution fees -- Class B (Note 3)...............................     42,051
 Accounting fees.....................................................     40,677
 Registration fees...................................................     17,313
 Legal fees..........................................................      5,973
 Custodian fees......................................................     16,100
 Printing expense....................................................      8,528
 Amortization of organization costs (Note 1).........................     24,280
 Auditing fees.......................................................     10,000
 Directors' fees.....................................................      8,000
 Insurance expense...................................................      3,412
 Miscellaneous expense...............................................        407
                                                                      ----------
  TOTAL EXPENSES.....................................................    729,219
  Expenses waived and reimbursed by Advisor (Note 3).................    (98,621)
                                                                      ----------
  NET EXPENSES.......................................................    630,598
                                                                      ----------
  NET INVESTMENT INCOME..............................................  1,239,054
                                                                      ----------
REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS
 Net realized gain from security transactions........................    328,704
 Net realized gain from REIT securities..............................    291,346
 Net change in unrealized appreciation of investments................  2,372,052
                                                                      ----------
   Net realized and unrealized gain on investments...................  2,992,102
                                                                      ----------
   Net increase in net assets resulting from operations.............. $4,231,156
                                                                      ==========

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                 For the Year     For the Year
                                                    Ended            Ended
                                               October 31, 2001 October 31, 2000
                                               ---------------- ----------------
OPERATIONS
 Net investment income.......................    $ 1,239,054      $   693,761
 Net realized gain (loss) from security
  transactions and REITs.....................        620,050         (703,646)
 Net change in unrealized appreciation of
  investments................................      2,372,052          708,719
                                                 -----------      -----------
  Net increase in net assets.................      4,231,156          698,834
                                                 -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment income:
  Class A....................................     (1,092,940)        (576,646)
  Class B....................................       (146,114)        (123,313)
                                                 -----------      -----------
  Total distributions from net investment
   income to shareholders....................     (1,239,054)        (699,959)
                                                 -----------      -----------
 Return of capital:
  Class A....................................       (701,362)        (283,889)
  Class B....................................        (93,765)         (42,485)
                                                 -----------      -----------
  Total distributions from net return of
   capital to shareholders...................       (795,127)        (326,374)
                                                 -----------      -----------
 Total distributions to shareholders.........     (2,034,181)      (1,026,333)
                                                 -----------      -----------
CAPITAL SHARE TRANSACTIONS (Dollar Activity)
 Shares sold:
  Class A....................................     40,460,638        4,326,530
  Class B....................................      4,290,459        1,006,684
 Shares issued as reinvestment of
  distributions:
  Class A....................................      1,248,567          609,497
  Class B....................................        175,056          123,820
 Shares redeemed:
  Class A....................................     (6,482,131)      (4,954,248)
  Class B....................................     (1,115,389)      (1,158,804)
                                                 -----------      -----------
 Increase/(decrease) in net assets derived
  from capital share transactions (a)........     38,577,200          (46,521)
                                                 -----------      -----------
  Total increase/(decrease) in net assets....     40,774,175         (374,020)
NET ASSETS
 Beginning of period.........................     13,495,610       13,869,630
                                                 -----------      -----------
 End of period...............................    $54,269,785      $13,495,610
                                                 ===========      ===========
 (a) Transactions in capital stock were:
  Shares sold:
  Class A....................................      4,550,024          571,898
  Class B....................................        463,261          131,788
  Shares issued as reinvestment of dividends:
  Class A....................................        139,997           87,198
  Class B....................................         19,409           16,120
  Shares redeemed:
  Class A....................................       (733,154)        (684,140)
  Class B....................................       (126,472)        (159,793)
                                                 -----------      -----------
  Increase/(decrease) in shares outstanding..      4,313,065          (36,929)
                                                 ===========      ===========

                See accompanying notes to financial statements.

Financial Highlights
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock out-standing throughout each period presented.

                            Class A         Class A         Class A          Class A
                          ------------    ------------    ------------    --------------
                          For the Year    For the Year    For the Year
                             Ended           Ended           Ended        For the Period
                          October 31,     October 31,     October 31,     Ended October
                              2001            2000            1999          31, 1998*
                          ------------    ------------    ------------    --------------
Net Asset Value,
 Beginning of Period....    $  7.41         $  7.48         $  8.66           $10.00
                            -------         -------         -------           ------
Income from Investment
 Operations:
 Net investment income..       0.31            0.45            0.49             0.20
 Net realized and
  unrealized gain/(loss)
  on investments........       1.63            0.15           (1.02)           (1.38)
                            -------         -------         -------           ------
   Total from investment
    operations..........       1.94            0.60           (0.53)           (1.18)
                            -------         -------         -------           ------
Less Distributions:
 Distributions from net
  investment income.....      (0.31)          (0.45)          (0.53)           (0.16)
 Distributions from
  return of capital.....      (0.20)          (0.22)          (0.12)            0.00
                            -------         -------         -------           ------
   Total distributions..      (0.51)          (0.67)          (0.65)           (0.16)
                            -------         -------         -------           ------
Net Asset Value, End of
 Period.................    $  8.84         $  7.41         $  7.48           $ 8.66
                            =======         =======         =======           ======
Total Return............      26.40 %/2/       8.33 %/2/      (6.38)%/2/      (11.78)%/1/
Ratios/Supplemental Data
 Net assets, end of
  period (000)..........    $48,016         $10,936         $11,225           $7,290
 Ratio of expenses to
  average net assets:
   Before expense
    reimbursement/2/ ...       2.29 %          3.73 %          3.35 %           6.33 %
   After expense
    reimbursement/2/ ...       1.97 %          1.97 %          1.97 %           1.97 %
 Ratio of net investment
  income (loss) to
  average net assets:
   Before expense
    reimbursement/2/ ...       4.12 %          4.29 %          4.17 %          (0.62)%
   After expense
    reimbursement/2/ ...       4.44 %          6.05 %          5.55 %           3.75 %
 Portfolio turnover.....      12.04 %         21.55 %          8.15 %           0.00 %

* Class A Shares commenced investment operations on January 9, 1998. /1/Calculation does not reflect sales load and is not annualized.
/2/Calculation does not reflect sales load.

                See accompanying notes to financial statements.

Financial Highlights
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock out-standing throughout each period presented.

                            Class B        Class B        Class B         Class B
                          ------------   ------------   ------------   --------------
                          For the Year   For the Year   For the Year
                             Ended          Ended          Ended       For the Period
                          October 31,    October 31,    October 31,    Ended October
                              2001           2000           1999         31, 1998*
                          ------------   ------------   ------------   --------------
Net Asset Value,
 Beginning of Period....     $ 7.53         $ 7.51         $ 8.64          $ 9.62
                             ------         ------         ------          ------
Income from Investment
 Operations:
 Net investment income..       0.28           0.40           0.40            0.15
 Net realized and
  unrealized gain/(loss)
  on investments........       1.63           0.16          (0.99)          (1.00)
                             ------         ------         ------          ------
  Total from investment
   operations...........       1.91           0.56          (0.59)          (0.85)
                             ------         ------         ------          ------
Less Distributions:
 Distributions from net
  investment income.....      (0.28)         (0.40)         (0.42)          (0.13)
 Distributions from
  return of capital.....      (0.18)         (0.14)         (0.12)           0.00
                             ------         ------         ------          ------
  Total distributions...      (0.46)         (0.54)         (0.54)          (0.13)
                             ------         ------         ------          ------
Net Asset Value, End of
 Period.................     $ 8.98         $ 7.53         $ 7.51          $ 8.64
                             ======         ======         ======          ======
Total Return............      25.56 %/2/      7.72 %/2/     (7.09)%/2/      (8.84)%/1/
Ratios/Supplemental Data
 Net assets, end of
  period (000)..........     $6,254         $2,560         $2,645          $  669
 Ratio of expenses to
  average net assets:
  Before expense
   reimbursement/2/ ....       2.99 %         4.43 %         4.05 %          7.03 %
  After expense
   reimbursement/2/ ....       2.67 %         2.67 %         2.67 %          2.67 %
 Ratio of net investment
  income (loss) to
  average net assets:
  Before expense
   reimbursement/2/ ....       4.72 %         3.59 %         3.47 %         (1.32)%
  After expense
   reimbursement/2/ ....       5.04 %         5.35 %         4.85 %          3.05 %
 Portfolio turnover.....      12.04 %        21.55 %         8.15 %          0.00 %

* Class B Shares commenced investment operations on March 6, 1998. /1/ Calculation does not reflect CDSC charges and is not annualized. /2/ Calculation does not reflect CDSC charges.

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Notes to Financial Statements                                  October 31, 2001
-------------------------------------------------------------------------------

Note 1 -- Significant Accounting Policies

Spirit of America Investment Fund, Inc., (the "Fund"), is an open-end diversi-fied mutual fund registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund was incorporated under the laws of Maryland on May 15, 1997 and commenced operations on January 9, 1998. The authorized capital stock of the Fund is one billion (1,000,000,000) shares, par value of $0.001 per share. The Fund seeks growth of capital and current income by in-vesting in the equity securities of companies in the real estate industry. The Fund currently offers two classes of shares, Class A Shares and Class B Shares. Each class of shares is sold pursuant to different sales arrangements and bears different expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The poli-cies are in conformity with generally accepted accounting principles for in-vestment companies.

A. Security Valuation: The offering price and net asset value per share of Class A and the net asset value per share of Class B are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund's securities are valued at the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value.

B. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Inter-est income and expenses are accrued daily.

C. Net Asset Value Per Share: The methodology and procedures for determining net asset value are identical for each Class, but due to the specific distri-bution expenses and other costs allocable to each Class, the net asset value of each Class will vary. Class A Shares are purchased at the offering price per share, while Class B shares are purchased at the net asset value per share.

D. Organization Costs: Organization costs are being amortized on a straight-line basis over five years from commencement of operation.

E. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. There-fore, no federal income tax provision is required.

F. Use of Estimates: In preparing financial statements in conformity with gen-erally accepted accounting principles, management makes estimates and assump-tions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. The Fund will distribute the return of capital it receives from the REITs in which the Fund invests. The REITs pay distributions based on cash flow, with-out regard to depreciation and amortization. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders is a return of capital.

Spirit of America Investment Fund, Inc.
Notes to Financial Statements -- continued                     October 31, 2001
-------------------------------------------------------------------------------


Note 2 -- Purchases and Sales of Securities

Purchases and sales of securities, other than short-term investments, aggre-gated $41,182,385 and $3,858,817, respectively, for the year ended October 31, 2001.

Note 3 -- Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. ("Spirit Management"), has been retained to act as the Fund's manager and investment adviser pursuant to an Investment Ad-visory Agreement (the "Advisory Agreement"). Spirit Management was incorpo-rated in 1997 and is a registered investment adviser under the Investment Ad-visers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a fee at the annual rate of 0.97% of the Fund's average daily net assets. Spirit Management has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses so that the total operating ex-penses of Class A Shares and Class B Shares will not exceed 1.97% and 2.67%, respectively, of the average daily net assets of each Class. For year ended October 31, 2001, advisory fees of $296,004 were waived by Spirit Management, and Spirit Management also reimbursed the Fund $98,621.

The Fund has adopted two plans of distribution ("Class A Plan" and "Class B Plan") pursuant to Rule 12b-1. Each Plan permits the Fund to pay SSH Securi-ties, Inc., the Fund's principal distributor, a monthly fee from the assets of the respective Class. Under the Class A Plan, the Fund will pay fees of up to 0.30% of the average daily net assets, and under the Class B Plan, the Fund will pay a combined annual distribution and service fee of up to 1.00% of the average daily net assets. Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds current prospec-tus. For the year ended October 31, 2001, sales charges received by SSH Secu-rities, Inc. were $60,556. Certain redemptions of Class B shares made within six years of purchase are subject to a contingent deferred sales charge ("CDSC"), in accordance with the Funds current prospectus. For the year ended October 31, 2001, CDSC's were collected in the amount of $46,969.

Certain officers and directors of the Fund are "affiliated persons" of the ad-viser or distributor, as that term is defined in the 1940 Act. There are no directors' fees paid to affiliated directors of the Fund. All officers serve without direct compensation from the Fund. In addition, David Lerner Associ-ates, Inc. received brokerage commissions of $140,985 for the year ended Octo-ber 31, 2001.

Note 4 -- Federal Income Taxes

At October 31, 2001, the fund had available for federal tax purposes an unused capital loss carryforward of $142,797 which expires in 2008. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is possible that the amount which is offset will not be distributed to sharehold-ers.

Spirit of America Investment Fund, Inc.
Report of Independent Certified Public                         October 31, 2001
Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors
Spirit of America Investment Fund, Inc.
Syosset, New York

We have audited the accompanying statement of assets and liabilities of The Spirit of America Investment Fund, Inc., (the "Fund") including the schedule of investments as of October 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from January 9, 1998 to October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally ac-cepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the finan-cial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of October 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reason-able basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Spirit of America Investment Fund, Inc., at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from January 9, 1998 to October 31, 1998, in conformity with accounting principles generally accepted in the United States of America.

                            /S/ TAIT WELLER & BAKER

                                            TAIT, WELLER & BAKER
Philadelphia, Pennsylvania
November 30, 2001

Spirit of America Investment Fund -- Class A
Illustration of $10,000 Investment
-------------------------------------------------------------------------------

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Investment Fund -- Class A with the performance of the Mor-gan Stanley REIT Index. The values and returns for Spirit of America Invest-ment Fund -- Class A include reinvested dividends, and the impact of the maxi-mum sales charge placed on purchases.


                                    [CHART]

Total Return for the period ending 10/31/01:
Since Inception.................7.19%*
1 Year.........................19.81%

                 Spirit of America         Morgan Stanley Reit

  1/9/98               9,475                    10,000
 1/31/98               9,428                     9,857
 4/30/98               9,105                     9,646
 7/31/98               8,587                     9,299
10/31/98               8,359                     9,811
 1/31/99               8,115                     9,731
 4/30/99               8,549                    10,967
 7/31/99               8,484                     9,685
10/31/99               7,825                     9,772
 1/31/00               7,658                    10,062
 4/30/00               8,030                    10,672
 7/31/00               8,861                    10,907
10/31/00               8,477                     9,525
 1/31/01               9,449                    10,043
 4/30/01              10,145                    10,232
 7/31/01              10,993                     9,784
10/31/01              10,719                     9,665


*  Fund commenced operations January 9, 1998.

Spirit of America Investment Fund -- Class B
Illustration of $10,000 Investment
-------------------------------------------------------------------------------

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Investment Fund -- Class B with the performance of the Mor-gan Stanley REIT Index. The values and returns for Spirit of America Invest-ment Fund -- Class B include reinvested dividends, and the impact of the con-tingent deferred sales charge at redemption.


                                    [CHART]

Total Return for the period ending 10/31/01:
Since Inception................3.87%*
1 Year........................18.34%

                   Spirit of America          Morgan Stanley Reit

  1/9/98                 10,000                      10,000
 1/31/98                  9,950                       9,857
  3/6/98                  9,620                      10,051
 3/31/98                 10,020                      10,237
 4/30/98                  9,600                       9,646
 7/31/98                  9,042                       9,299
10/31/98                  8,769                       9,811
 1/31/99                  8,500                       9,731
 4/30/99                  8,942                      10,967
 7/31/99                  8,852                       9,685
10/31/99                  8,148                       9,772
 1/31/00                  7,967                      10,062
 4/30/00                  8,343                      10,672
 7/31/00                  9,188                      10,907
10/31/00                  8,777                       9,525
 1/31/01                  9,757                      10,043
 4/30/01                 10,472                      10,232
 7/31/01                 11,327                       9,784
10/31/01                 11,021                       9,665


* Effective March 6, 1998, the Fund began offering Class B shares. For peri-ods prior to March 6, 1998, total return reflects the Class A performance, excluding the Fund's Class A maximum initial sales charge, but including the effect of Class A expenses, including Rule 12b-1 fees. For periods af-ter March 6, 1998, figures reflect actual Class B performance including the deduction of all charges and fees applicable only to that class. Since March 6, 1998 (commencement of sales), the cumulative total return of Class B shares was 7.97%.

Investment Adviser

Spirit of America Management, Inc.
477 Jericho Turnpike
Syosset, NY 11791

Distributor

SSH Securities, Inc.
477 Jericho Turnpike
Syosset, NY 11791

Shareholder Services

PFPC, Inc.
211 South Gulph Road
King of Prussia, PA 19406

Custodian

The Bank of New York
48 Wall Street
New York, NY 10286

Auditors

Tait Weller & Baker
8 Penn Center Plaza, Suite 800
Philadelphia, PA 19103

                        For Additional Information about
                    Spirit of America Investment Fund, Inc.
                     Call (800) 452-4892 or (610) 239-4600

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other informa-tion.




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                       SPIRIT OF AMERICA INVESTMENT FUND


                                 Annual Report
                                October 31, 2001